UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    LAKESHORE CAPITAL, LLC
Address: 3755 CORPORATE WOODS DRIVE, SUITE 200

         BIRMINGHAM, AL  35242

13F File Number:  28-12681

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joel Conn
Title:     President
Phone:     (205)-313-9000

Signature, Place, and Date of Signing:

     /s/  Joel Conn     Birmingham, AL     February 8, 2010



Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     53

Form13F Information Table Value Total:     $88,058 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Anadarko Petroleum             COM              032511107     6904   110609 SH       SOLE                   104589              6020
                                                                75     1200 SH       OTHER                     200              1000
Apache Corp.                   COM              037411105     5168    50090 SH       SOLE                    47529              2561
                                                                54      525 SH       OTHER                                       525
BB&T Corporation               COM              054937107     6187   243884 SH       SOLE                   231179             12705
                                                               133     5251 SH       OTHER                    2980              2271
Berkshire Hathaway-B           COM              084670702      325       99 SH       SOLE                       91                 8
Blackrock MuniVest Fd          COM              09253r105      154    16685 SH       SOLE                    16685
                                                               174    18850 SH       OTHER                   18850
Cenovus Energy Inc Com         COM              15135u109     2935   116476 SH       SOLE                   110366              6110
                                                                 5      200 SH       OTHER                     200
Chevrontexaco Corp             COM              166764100     5522    71720 SH       SOLE                    67813              3907
                                                               419     5444 SH       OTHER                     700              4744
Conocophillips                 COM              20825C104     4634    90737 SH       SOLE                    85955              4782
                                                                28      541 SH       OTHER                                       541
Duke Energy Corp               COM              26441C105     4014   233242 SH       SOLE                   221217             12025
                                                                72     4200 SH       OTHER                    2200              2000
Eagle Bancorp Inc.             COM              268948106      185    17638 SH       SOLE                    17418               220
                                                                 6      563 SH       OTHER                                       563
Encana Corp                    COM              292505104     2480    76576 SH       SOLE                    72516              4060
                                                                 6      200 SH       OTHER                     200
Exxon Mobil Corp.              COM              30231g102      126     1847 SH       SOLE                      900               947
                                                                89     1300 SH       OTHER                     800               500
Firstmerit Corp.               COM              337915102      277    13754 SH       SOLE                    13754
Hewlett-Packard Co             COM              428236103     6799   131989 SH       SOLE                   124738              7251
                                                                41      800 SH       OTHER                     300               500
MDU Resources Group            COM              552690109     6015   254852 SH       SOLE                   241473             13379
                                                               102     4325 SH       OTHER                    2075              2250
Merck & Co Inc New             COM              58933Y105     3926   107444 SH       SOLE                   101370              6074
                                                                33      900 SH       OTHER                     900
Microsoft Corp.                COM              594918104      233     7645 SH       SOLE                     7164               481
Middleburg Financial           COM              596094102      312    25795 SH       SOLE                    25595               200
                                                                23     1900 SH       OTHER                                      1900
Nabors Industries Ltd.         COM              G6359F103     4039   184520 SH       SOLE                   175055              9465
                                                                 7      300 SH       OTHER                     300
National Oilwell Varco         COM              637071101     3806    86330 SH       SOLE                    81625              4705
                                                                22      500 SH       OTHER                                       500
PNC Financial Services         COM              693475105     4668    88430 SH       SOLE                    83861              4569
                                                                62     1180 SH       OTHER                     407               773
Philip Morris Intl Inc         COM              718172109      239     4950 SH       SOLE                     4950
                                                               169     3500 SH       OTHER                                      3500
Rayonier Inc                   COM              754907103     5798   137530 SH       SOLE                   130068              7462
                                                               141     3334 SH       OTHER                    1834              1500
Ryland Group Inc               COM              783764103     1387    70414 SH       SOLE                    66609              3805
                                                                10      500 SH       OTHER                                       500
Spectra Energy                 COM              847560109     2507   122220 SH       SOLE                   115819              6401
                                                                45     2190 SH       OTHER                    1190              1000
Torchmark Corp                 COM              891027104     2216    50410 SH       SOLE                    50410
VSE Corp                       COM              918284100       90     2006 SH       SOLE                     2006
                                                               126     2800 SH       OTHER                                      2800
Washington Real Estate         COM              939653101     5069   183980 SH       SOLE                   173843             10137
                                                               103     3750 SH       OTHER                    2200              1550
Washington REIT                CONV             939653AJ0       98   100000 PRN      SOLE                   100000